UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8797
                                   811-9049

Name of Fund: Merrill Lynch International Fund
              Merrill Lynch Master International Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Fund and Merrill Lynch Master International Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments

Merrill Lynch International Fund

Schedule of Investments as of February 28, 2005

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Value
                    Beneficial Interest     Mutual Funds                                                  (in U.S. dollars)
--------------------------------------------------------------------------------------------------------------------------
                           $153,419,644     Merrill Lynch Master International Portfolio                      $ 136,767,796
--------------------------------------------------------------------------------------------------------------------------
                                            Total Mutual Funds (Cost - $100,824,301) - 100.2%                   136,767,796
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $100,824,301) - 100.2%                                                                136,767,796

Liabilities in Excess of Other Assets - (0.2%)                                                                     (257,594)
                                                                                                              -------------
Net Assets - 100.0%                                                                                           $ 136,510,202
                                                                                                              =============

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Value
Europe              Industry+                            Shares Held   Common Stocks                              (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Denmark -           Pharmaceuticals - 0.9%                    23,100   Novo-Nordisk A/S B                              $  1,285,244
0.9%                ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Denmark                     1,285,244
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 3.0%      Machinery - 0.9%                          15,028   Kone Oyj-B Shares                                  1,287,805
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 2.1%           113,998   Stora Enso Oyj Class R                             1,740,125
                                                              50,587   UPM-Kymmene Oyj                                    1,130,749
                                                                                                                       ------------
                                                                                                                          2,870,874
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                     4,158,679
-----------------------------------------------------------------------------------------------------------------------------------
France - 11.9%      Chemicals - 1.1%                           8,102   Air Liquide                                        1,459,343
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.2%                   42,120   BNP Paribas                                        3,063,757
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 2.0%                         100,522   AXA                                                2,709,919
                    ---------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 4.2%                          24,230   Total SA                                           5,766,590
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.6%                    27,422   Sanofi-Aventis                                     2,198,474
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                72,730   SES Global                                         1,016,547
                    Services - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                     16,214,630
-----------------------------------------------------------------------------------------------------------------------------------
Germany -           Commercial Banks - 0.8%                   44,695   Bayerische Hypo-und Vereinsbank AG (b)             1,093,969
3.3%                ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services            17,821   Deutsche Boerse AG                                 1,327,029
                    - 1.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.1%                 16,958   E.ON AG                                            1,529,500
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.4%         13,066   Hypo Real Estate Holding AG (b)                      535,903
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                     4,486,401
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.7%      Commercial Banks - 1.7%                  107,731   Allied Irish Banks Plc                             2,323,696
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                     2,323,696
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 4.2%        Commercial Banks - 2.8%                  449,135   Banca Intesa SpA                                   2,083,423
                                                              45,179   Banco Popolare di Verona e Novara Scrl               888,191
                                                             150,665   UniCredito Italiano SpA                              881,334
                                                                                                                       ------------
                                                                                                                          3,852,948
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.4%                194,870   Enel SpA                                           1,879,945
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                       5,732,893
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -       Air Freight & Logistics - 1.3%            65,309   TPG NV                                             1,830,848
4.3%                ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.8%                   89,898   ABN AMRO Holding NV                                2,480,789
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.2%                          52,200   ING Groep NV CVA                                   1,610,938
                    ---------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 0.0%                              10   Royal Dutch Petroleum Co.                                632
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands             5,923,207
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.8%       Oil & Gas - 1.8%                         133,920   Statoil ASA                                        2,438,547
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Norway                      2,438,547
-----------------------------------------------------------------------------------------------------------------------------------
Poland - 0.6%       Oil & Gas - 0.6%                          26,340   Polski Koncern Naftowy Orlen SA (a)                  833,021
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Poland                        833,021
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.4%        Diversified Telecommunication            141,855   Telefonica SA                                      2,617,247
                    Services - 1.9%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.4%                              21,982   Gestevision Telecinco SA                             485,810
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 1.1%                            36,596   Altadis SA                                         1,542,278
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Spain                       4,645,335
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Europe                                                                                                                   Value
(continued)         Industry+                            Shares Held   Common Stocks                              (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.4%       Machinery - 1.4%                          39,768   SKF AB Class B                                  $  1,981,494
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                      1,981,494
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -       Capital Markets - 3.8%                    34,570   Credit Suisse Group                                1,512,064
9.6%                                                          42,160   UBS AG Registered Shares                           3,673,527
                                                                                                                       ------------
                                                                                                                          5,185,591
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 1.3%             25,990   Holcim Ltd.                                        1,730,422
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies           2,318   Nobel Biocare Holding AG                             506,437
                    - 0.7%                                     1,724   Straumann Holding AG Registered Shares               416,857
                                                                                                                       ------------
                                                                                                                            923,294
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.7%                          32,310   Swiss Reinsurance Registered Shares                2,378,608
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.6%                           2,143   Schindler Holding AG Participation
                                                                       Certificates                                         856,830
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.5%                    39,515   Novartis AG Registered Shares (e)                  1,987,693
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland                13,062,438
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -    Aerospace & Defense - 1.2%                62,906   Cobham Plc                                         1,614,770
29.8%               ---------------------------------------------------------------------------------------------------------------
                    Beverages - 1.8%                         168,530   Diageo Plc                                         2,403,204
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.6%                  223,237   Barclays Plc                                       2,428,861
                                                             111,405   Royal Bank of Scotland Group Plc                   3,825,114
                                                                                                                       ------------
                                                                                                                          6,253,975
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 2.3%           77,500   Boots Group Plc                                      990,218
                                                             361,576   Tesco Plc                                          2,125,414
                                                                                                                       ------------
                                                                                                                          3,115,632
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.6%                     227,900   Cadbury Schweppes Plc                              2,242,609
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 1.1%                 48,058   Reckitt Benckiser Plc                              1,517,742
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 1.5%          125,492   Smiths Group Plc                                   2,063,775
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.2%                         179,566   Prudential Plc                                     1,635,587
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 3.4%                              68,214   British Sky Broadcasting Plc                         744,152
                                                              60,354   Johnston Press Plc                                   656,663
                                                             193,153   Reed Elsevier Plc                                  1,969,499
                                                             112,434   WPP Group Plc                                      1,296,919
                                                                                                                       ------------
                                                                                                                          4,667,233
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities & Unregulated            178,265   National Grid Transco Plc                          1,731,871
                    Power - 1.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Oil & Gas - 3.1%                         211,128   BG Group Plc                                       1,659,818
                                                             269,520   Shell Transport & Trading Co. Plc                  2,532,790
                                                                                                                       ------------
                                                                                                                          4,192,608
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.0%                    45,062   AstraZeneca Plc                                    1,778,905
                                                              97,700   GlaxoSmithKline Plc                                2,338,590
                                                                                                                       ------------
                                                                                                                          4,117,495
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                        16,738   British Land Co. Plc                                 277,843
                                                              15,026   Land Securities Group Plc                            397,864
                                                                                                                       ------------
                                                                                                                            675,707
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Europe                                                                                                                   Value
(continued)         Industry+                            Shares Held   Common Stocks                              (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
United              Tobacco - 1.3%                            68,968   Imperial Tobacco Group Plc                      $  1,843,425
Kingdom             ---------------------------------------------------------------------------------------------------------------
(concluded)         Wireless Telecommunication             1,008,468   Vodafone Group Plc                                 2,645,983
                    Services - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Europe - 75.9%            103,807,201
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.3%       Metals & Mining - 1.3%                    62,785   Cia Vale do Rio Doce (a)                           1,807,580
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Latin America - 1.3%        1,807,580
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia -         Commercial Banks - 1.4%                   81,939   Australia & New Zealand Banking Group Ltd.         1,390,060
1.9%                                                          34,070   Westpac Banking Corp.                                516,858
                                                                                                                       ------------
                                                                                                                          1,906,918
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                             185,600   APN News & Media Ltd.                                708,698
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                   2,615,616
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong -         Real Estate - 0.5%                        75,860   Cheung Kong Holdings Ltd.                            722,208
0.5%                ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Hong Kong                     722,208
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 23.5%       Auto Components - 1.4%                    54,200   Denso Corp.                                        1,390,277
                                                              20,500   Toyota Industries Corp.                              560,244
                                                                                                                       ------------
                                                                                                                          1,950,521
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 3.5%                       145,500   Nissan Motor Co., Ltd.                             1,569,617
                                                              82,200   Toyota Motor Corp.                                 3,208,074
                                                                                                                       ------------
                                                                                                                          4,777,691
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.9%                          95,600   Asahi Breweries Ltd.                               1,246,737
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                          21,200   Tokyo Ohka Kogyo Co. Ltd.                            454,351
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 3.2%                  149,000   The Bank of Yokohama Ltd. (b)                        920,132
                                                                 268   Mitsubishi Tokyo Financial Group, Inc.             2,451,666
                                                                 150   Sumitomo Mitsui Financial Group, Inc.              1,044,254
                                                                                                                       ------------
                                                                                                                          4,416,052
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies            14,500   Secom Co., Ltd.                                      600,662
                    - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 1.4%         84,000   COMSYS Holdings Corp.                                797,430
                                                             173,000   Obayashi Corp.                                     1,099,861
                                                                                                                       ------------
                                                                                                                          1,897,291
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services            10,700   ORIX Corp.                                         1,393,355
                    - 1.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   113,000   Brother Industries Ltd.                              999,051
                    Instruments - 1.8%                        10,500   Funai Electric Co., Ltd.                           1,403,558
                                                                                                                       ------------
                                                                                                                          2,402,609
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.6%           20,600   FamilyMart Co., Ltd.                                 614,336
                                                               9,700   Ministop Co., Ltd.                                   168,821
                                                                                                                       ------------
                                                                                                                            783,157
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                      45,000   Ajinomoto Co., Inc.                                  556,216
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/                                                                                                           Value
Asia (concluded)    Industry+                            Shares Held   Common Stocks                              (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
Japan               Gas Utilities - 0.5%                     157,000   Tokyo Gas Co., Ltd.                             $    633,811
(concluded)         ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services          10,500   Kobayashi Pharmaceutical Co., Ltd.                   278,899
                    - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                 52,000   Sekisui House Ltd.                                   574,924
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.5%                 15,000   Uni-Charm Corp.                                      668,840
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.3%                              26   Millea Holdings, Inc.                                381,455
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.4%       22,500   Bandai Co., Ltd.                                     481,133
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.2%                          10,400   THK Co., Ltd.                                        225,881
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 3.0%                 43,900   Canon, Inc.                                        2,323,709
                                                              98,000   Ricoh Co., Ltd.                                    1,828,719
                                                                                                                       ------------
                                                                                                                          4,152,428
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor             4,700   Rohm Co., Ltd.                                       474,124
                    Equipment - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                           11,000   Sumisho Computer Systems Corp.                       224,145
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods          40,000   Onward Kashiyama Co., Ltd.                           591,840
                    - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors         106,000   Mitsui & Co., Ltd.                                 1,083,531
                    - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services          113   KDDI Corp.                                           581,877
                    - 1.4%                                       738   NTT DoCoMo, Inc.                                   1,259,663
                                                                                                                       ------------
                                                                                                                          1,841,540
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Japan                      32,091,193
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%     Hotels, Restaurants & Leisure            243,150   Resorts World BHD                                    646,267
                    - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Malaysia                      646,267
-----------------------------------------------------------------------------------------------------------------------------------
Singapore -         Wireless Telecommunication Services      855,970   MobileOne Ltd.                                     1,022,242
0.7%                - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Singapore                   1,022,242
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 3.0%       Computers & Peripherals - 0.4%           115,000   Compal Electronics Inc. (a)                          553,346
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication             70,915   Chunghwa Telecom Co. Ltd. (a)                      1,545,947
                    Services - 1.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication Services    1,615,000   Far EasTone Telecommunications Co., Ltd.           1,943,264
                    - 1.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Taiwan                      4,042,557
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.5%     Wireless Telecommunication Services      632,500   Shin Corp. PCL Foreign Shares                        751,992
                    - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Thailand                      751,992
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Pacific
                                                                       Basin/Asia - 30.6%                                41,892,075
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $111,688,515) - 107.8%                   147,506,856
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Beneficial Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $ 2,039,700   Merrill Lynch Liquidity Series, LLC Money
                                                                       Market Series (c)(d)                               2,039,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $2,039,700) - 1.5%                         2,039,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $113,728,215*) - 109.3%                  149,546,556

                                                                       Liabilities in Excess of Other Assets - (9.3%)   (12,778,760)
                                                                                                                       ------------
                                                                       Net Assets - 100.0%                             $136,767,796
                                                                                                                       =============

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2005

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 115,269,661
                                                                  =============
      Gross unrealized appreciation                               $  35,564,230
      Gross unrealized depreciation                                  (1,287,335)
                                                                  -------------
      Net unrealized appreciation                                 $  34,276,895
                                                                  =============

+ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Depositary Receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                      Interest/
                                                         Net          Dividend
      Affiliate                                        Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                                  --     $     1,827
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                         $(6,084,037)    $    29,147
      Merrill Lynch Premier
         Institutional Fund                           (2,707,913)    $       451
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Fund and Merrill Lynch Master International
Portfolio


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Fund and
    Merrill Lynch Master International Portfolio

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Fund and
    Merrill Lynch Master International Portfolio

Date: April 22, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch International Fund and
    Merrill Lynch Master International Portfolio

Date: April 22, 2005